Investment Objectives and Goals	Jul. 31, 2026
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® Large Cap Core Fund
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® Emerging Markets Fund
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® Small/Mid Cap Core Fund
RS Shares Prospectus | GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® World ex-US Fund
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® Core Fixed Income Fund
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® Large Cap Core Fund
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® Emerging Markets Fund
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® Small/Mid Cap Core Fund
Service Shares Prospectus | GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® World ex-US Fund
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	GuideMark® Core Fixed Income Fund